BASIS OF PRESENTATION, LIQUIDITY	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION, LIQUIDITY

NOTE 1—BASIS OF PRESENTATION, LIQUIDITY

UTStarcom Holdings Corp., or the Company, a Cayman Islands corporation incorporated in 2011, is a global telecom infrastructure provider dedicated to developing technology that will serve the rapidly growing demand for bandwidth from mobile, streaming and other applications. The Company works with carriers globally, from Asia to the Americas, to meet this demand through a range of innovative broadband packet optical transport and wireless/fixed-line access products and solutions.

UTStarcom Inc. was founded in 1991 and started trading on NASDAQ in 2000. On June 24, 2011, the stockholders of UTStarcom Inc. approved the proposed merger, or the Merger, to reorganize UTStarcom, Inc. as a Cayman Islands company. Pursuant to the approval of the shareholders, UTSI Mergeco Inc., a Delaware corporation and a wholly-owned subsidiary of UTStarcom Holdings Corp., merged with and into the existing public company, UTStarcom, Inc., which is incorporated under the laws of the State of Delaware. As a result of the reorganization, UTStarcom Holdings Corp. became the parent company of UTStarcom, Inc. and its subsidiaries.

Also pursuant to the Merger, the Company issued an equal number of ordinary shares in exchange for the common stock of UTStarcom, Inc.. The Company’s business is conducted in substantially the same manner as was conducted by UTStarcom, Inc.. The transaction was accounted for as a legal re-organization of entities under common control. The accompanying consolidated financial statements include the accounts of the Company and its wholly- and majority-owned subsidiaries. All intercompany accounts and transactions have been eliminated in the preparation of the consolidated financial statements. The non-controlling interests in consolidated subsidiaries are shown separately in the consolidated financial statements.

The accompanying Consolidated Balance Sheets as of December 31, 2015 and 2014, and the Consolidated Statements of Operations and Comprehensive Loss for each of the three years ended December 31, 2015, 2014 and 2013 have been prepared by the Company pursuant to the rules and regulations of the U.S Securities and Exchanges Commission (“SEC”) and in conformity with generally accepted accounting principles in the U.S. (“US GAAP”).

The accompanying consolidated financial statements are presented on the basis that the Company is a going concern. The going concern assumption contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company incurred net losses of $20.7 million, $30.3 million and $22.7 million during the years ended December 31, 2015, 2014, and 2013, respectively. As of December 31, 2015 and 2014, the Company had an accumulated deficit of $1,226.9 million and $1,206.3 million, respectively. The Company incurred net cash outflows from operations of $11.6 million, $15.6 million and $1.9 million during the years ended December 31, 2015, 2014 and 2013 respectively.

As of December 31, 2015 and 2014, the Company had cash and cash equivalents of $77.1 million and $77.8 million, of which $19.8 million and $14.5 million, respectively, were held by subsidiaries in China. China imposes currency exchange controls on certain transfers of funds to and from China. The Company’s China subsidiaries are subject to pre-approval from the State Administration of Foreign Exchange (“SAFE”) for non-domestic financing. Additionally, the amount of cash available for transfer from the China subsidiaries for use by the Company’s non-China subsidiaries is also limited both by the liquidity needs of the subsidiaries in China and the restriction on currency exchange by Chinese-government mandated limitations including currency exchange controls on certain transfers of funds outside of China. The Company’s China subsidiaries have no accumulated profit as of December 31, 2015 determined in accordance with Chinese accounting standards that can be paid as dividends. In the years 2015, 2014 and 2013, the Company’s China subsidiaries did not pay dividends to our parent company.

Management believes that the continuing efforts to stream-line the Company’s operations will enable the Company to control operating costs to be better aligned with operations, market demand and projected sales levels. Management believes both the Company’s China and non-China operations will have sufficient liquidity to finance working capital and capital expenditure needs in excess of 12 months. Furthermore, the Company has concentrated its business in Asia, particularly Japan, India, and Taiwan. Any unforeseen prolonged economic and /or political risks in these markets could impact the Company’s customers in making their respective investment decisions and could have a material impact on the foregoing assessment. There can be no assurance that additional financing, if required, will be available on terms satisfactory to the Company or at all, and if funds are raised in the future through issuance of preferred stock or debt, these securities could have rights, privileges or preference senior to those of the Company’s ordinary shares and newly issued debt could contain debt covenants that impose restrictions on the Company’s operations. Further, any sale of newly issued debt or equity securities could result in additional dilution to the Company’s current shareholders.